Total revenues and other income - Summary of other income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues and other income
Grant income	€ 6,549	€ 1,609	€ 1,045
R&D incentives	43,923	26,912	26,808
Other income	433	488	977
Total other income	€ 50,905	€ 29,009	€ 28,830